Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about inventories [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Current
Stockpile	$5,463	$13,468	$9,368
Work in progress	1,762	14,552	9,100
Finished goods	62,546	71,906	54,583
Materials and supplies	48,703	41,756	39,413
	118,474	141,682	112,464
Non-current
Stockpile	14,730	—	—
Materials and supplies	4,746	5,809	4,537
	19,476	5,809	4,537
	$137,950	$147,491	$117,001